Consolidated Schedule of Investments (unaudited) March 31, 2020	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.5%

Chemicals — 10.9%
Albemarle Corp.(a)	117,982	$6,650,645
CF Industries Holdings, Inc.(a)	578,767	15,742,463
FMC Corp.(a)(b)	253,378	20,698,449
Koninkilijke DSM NV	117,778	13,248,700
Umicore SA	110,278	3,803,623

		60,143,880

Containers & Packaging — 5.2%
Graphic Packaging Holding Co.(a)(b)	1,190,554	14,524,759
International Paper Co.(a)	197,740	6,155,646
Packaging Corp. of America(a)(b)	91,918	7,981,240

		28,661,645

Electronic Equipment, Instruments & Components — 0.9%
Trimble, Inc.(c)	158,774	5,053,776

Food Products — 10.3%
JBS SA	2,813,780	11,014,470
Kerry Group PLC, Class A	120,510	13,982,175
Nestle SA, Registered Shares	137,614	14,087,240
Salmar ASA	163,209	5,399,597
Tyson Foods, Inc., Class A(a)	215,298	12,459,295

		56,942,777

Machinery — 1.0%
Deere & Co.(a)	39,860	5,507,058

Metals & Mining — 39.1%
Anglo American PLC	1,108,843	19,430,938
Barrick Gold Corp.(a)	1,255,717	23,004,735
BHP Group PLC	2,516,409	39,053,787
First Quantum Minerals Ltd.	2,250,175	11,496,311
Franco-Nevada Corp.	134,830	13,471,503
Freeport-McMoRan, Inc.(a)	749,135	5,056,661
Fresnillo PLC	729,200	5,990,950
Impala Platinum Holdings Ltd.	424,654	1,769,371
Lundin Mining Corp.	1,293,967	4,863,985
MMC Norilsk Nickel PJSC, ADR	323,830	8,021,376
Neo Lithium Corp.(c)(d)	5,045,830	1,936,153
Newcrest Mining Ltd.	384,563	5,281,096
Newmont Corp.(a)	146,487	6,632,931
Polyus PJSC — GDR	155,192	10,531,798
Rio Tinto PLC — ADR(a)	281,997	12,847,783
Stelco Holdings, Inc.	1,469,821	4,334,369
Vale SA — ADR(a)	2,531,059	20,982,479
Wheaton Precious Metals Corp.	741,004	20,399,840

		215,106,066

Oil, Gas & Consumable Fuels — 27.7%
BP PLC — ADR(a)	889,806	21,702,368
Chevron Corp.(a)(b)	328,839	23,827,674
CNOOC Ltd.	8,165,000	8,484,855
ConocoPhillips(a)	272,287	8,386,440
EOG Resources, Inc.(a)	148,007	5,316,411
Equinor ASA	628,454	7,834,388
Gazprom PJSC — ADR	1,177,283	5,338,670
Kinder Morgan, Inc.	339,644	4,727,845
Kosmos Energy Ltd.	1,306,747	1,170,323
Marathon Petroleum Corp.(a)	155,913	3,682,665
Petroleo Brasileiro SA — ADR(a)	805,734	4,431,537
Royal Dutch Shell PLC — ADR, Class A(a)	547,230	19,092,855
TOTAL SA	827,065	31,162,795
Williams Cos., Inc.(a)	534,259	7,559,765

		152,718,591

Security	Shares		Value

Paper & Forest Products — 0.0%
Precious Woods Holding AG(c)		20,000	$176,623

Specialty Retail — 1.4%
Tractor Supply Co.(a)		91,399	7,727,786

Total Common Stocks — 96.5% (Cost — $658,231,760)			532,038,202

	Par (000)

Corporate Bonds — 2.3%

Metals & Mining — 2.3%
Osisko Gold Royalties Ltd., 4.00%, 12/31/22	CAD	5,652	3,805,350
Pilgangoora Operations Pty Ltd., 12.00%, 06/21/22	USD	9,000	8,999,986

Total Corporate Bonds — 2.3% (Cost — $13,511,494)			12,805,336

Total Long-Term Investments — 98.8% (Cost — $671,743,254)			544,843,538

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(e)(g)	7,952,841	$7,952,841
SL Liquidity Series, LLC, Money Market Series, 0.88%(e)(f)(g)	178,149	178,113

Total Short-Term Securities — 1.5% (Cost — $8,130,965)		8,130,954

Security	Value

Total Investments Before Options Written — 100.3% (Cost — $679,874,219)	$552,974,492

Options Written — (1.5)% (Premiums Received — $6,764,813)	(8,444,208)

Total Investments, Net of Options Written — 98.8% (Cost — $673,109,406)	544,530,284

Other Assets Less Liabilities — 1.2%	6,547,255

Net Assets — 100.0%	$551,077,539

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	Security, or a portion of the security, is on loan.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	13,708,365	—	(5,755,524	)(b)	7,952,841	$7,952,841	$46,970		$—	$—
SL Liquidity Series, LLC, Money Market Series	183,142	—	(4,993	)(b)	178,149	178,113	5,102	(c)	—	(52)

						$8,130,954	$52,072		$—	$(52)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

NOK — Norwegian Krone

USD — United States Dollar

ZAR — South African Rand

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Resources & Commodities Strategy Trust (BCX)

Portfolio Abbreviations

ADR — American Depositary Receipts

GDR — Global Depositary Receipt

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CF Industries Holdings, Inc.	418	04/03/20	USD	39.50	USD	1,137	$(179,740)
Chevron Corp.	227	04/03/20	USD	112.00	USD	1,645	(2,043)
ConocoPhillips	36	04/03/20	USD	60.00	USD	111	(36)
EOG Resources, Inc.	334	04/03/20	USD	80.00	USD	1,200	(8,350)
Freeport-McMoRan, Inc.	1,012	04/03/20	USD	13.50	USD	683	(2,024)
Marathon Petroleum Corp.	60	04/03/20	USD	62.50	USD	142	(540)
Royal Dutch Shell PLC — ADR, Class A	573	04/03/20	USD	52.50	USD	1,999	(57,300)
Tractor Supply Co.	185	04/03/20	USD	94.50	USD	1,564	(1,850)
Tyson Foods, Inc., Class A	159	04/03/20	USD	79.50	USD	920	(4,770)
Williams Cos., Inc.	200	04/03/20	USD	20.50	USD	283	(200)
BP PLC — ADR	531	04/09/20	USD	33.00	USD	1,295	(10,620)
Barrick Gold Corp.	1,027	04/09/20	USD	18.50	USD	1,881	(79,079)
CF Industries Holdings, Inc.	418	04/09/20	USD	39.50	USD	1,137	(120,802)
Chevron Corp.	182	04/09/20	USD	100.00	USD	1,319	(21,112)
ConocoPhillips	180	04/09/20	USD	51.00	USD	554	(900)
International Paper Co.	467	04/09/20	USD	39.50	USD	1,454	(36,893)
Tyson Foods, Inc., Class A	333	04/09/20	USD	69.00	USD	1,927	(11,655)
Williams Cos., Inc.	500	04/09/20	USD	19.50	USD	708	(21,500)
Albemarle Corp.	342	04/17/20	USD	75.00	USD	1,928	(10,260)
BP PLC — ADR	326	04/17/20	USD	39.00	USD	795	(489)
BP PLC — ADR	797	04/17/20	USD	37.00	USD	1,944	(3,985)
BP PLC — ADR	510	04/17/20	USD	24.00	USD	1,244	(89,250)
Barrick Gold Corp.	350	04/17/20	USD	20.00	USD	641	(16,100)
CF Industries Holdings, Inc.	433	04/17/20	USD	40.00	USD	1,178	(2,165)
Chevron Corp.	151	04/17/20	USD	65.00	USD	1,094	(137,410)
Chevron Corp.	228	04/17/20	USD	112.01	USD	1,652	(1,446)
ConocoPhillips	423	04/17/20	USD	62.50	USD	1,303	(5,499)
ConocoPhillips	197	04/17/20	USD	29.00	USD	607	(65,010)
Deere & Co.	81	04/17/20	USD	130.00	USD	1,119	(102,263)
EOG Resources, Inc.	133	04/17/20	USD	67.50	USD	478	(3,325)
FMC Corp.	665	04/17/20	USD	110.00	USD	5,432	(13,300)
FMC Corp.	362	04/17/20	USD	75.00	USD	2,957	(334,850)
Franco-Nevada Corp.	206	04/17/20	CAD	155.00	CAD	2,897	(35,204)
Freeport-McMoRan, Inc.	1,012	04/17/20	USD	11.00	USD	683	(2,530)
Freeport-McMoRan, Inc.	1,012	04/17/20	USD	9.00	USD	683	(5,566)
Graphic Packaging Holding Co.	1,675	04/17/20	USD	15.00	USD	2,044	(33,500)
Graphic Packaging Holding Co.	675	04/17/20	USD	12.50	USD	824	(45,563)
Marathon Petroleum Corp.	49	04/17/20	USD	45.00	USD	116	(490)
Marathon Petroleum Corp.	105	04/17/20	USD	25.00	USD	248	(16,275)
Newmont Corp.	300	04/17/20	USD	55.00	USD	1,358	(7,200)
Packaging Corp. of America	156	04/17/20	USD	100.00	USD	1,355	(17,550)
Petroleo Brasileiro SA — ADR	918	04/17/20	USD	16.00	USD	505	(4,590)
Petroleo Brasileiro SA — ADR	1,082	04/17/20	USD	8.00	USD	595	(4,328)
Petroleo Brasileiro SA — ADR	640	04/17/20	USD	7.00	USD	352	(5,440)

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Rio Tinto PLC — ADR	572	04/17/20	USD	55.00	USD	2,606	$(17,160)
Rio Tinto PLC — ADR	571	04/17/20	USD	42.50	USD	2,601	(214,125)
Royal Dutch Shell PLC — ADR, Class A	862	04/17/20	USD	30.00	USD	3,008	(443,930)
Royal Dutch Shell PLC — ADR, Class A	441	04/17/20	USD	36.00	USD	1,539	(110,250)
Tractor Supply Co.	105	04/17/20	USD	97.50	USD	888	(1,837)
Tractor Supply Co.	80	04/17/20	USD	82.50	USD	676	(46,000)
Trimble, Inc.	301	04/17/20	USD	25.00	USD	958	(237,790)
Tyson Foods, Inc., Class A	220	04/17/20	USD	62.50	USD	1,273	(27,500)
Vale SA — ADR	2,054	04/17/20	USD	11.00	USD	1,703	(12,324)
Vale SA — ADR	2,263	04/17/20	USD	10.00	USD	1,876	(15,841)
Williams Cos., Inc.	350	04/17/20	USD	23.00	USD	495	(12,950)
Williams Cos., Inc.	112	04/17/20	USD	16.00	USD	158	(4,928)
BP PLC — ADR	797	04/24/20	USD	27.50	USD	1,944	(43,436)
Chevron Corp.	545	04/24/20	USD	60.00	USD	3,949	(753,463)
EOG Resources, Inc.	45	04/24/20	USD	42.50	USD	162	(4,027)
EOG Resources, Inc.	87	04/24/20	USD	42.00	USD	313	(8,700)
International Paper Co.	334	04/24/20	USD	33.00	USD	1,040	(40,247)
Marathon Petroleum Corp.	358	04/24/20	USD	27.50	USD	846	(79,476)
Vale SA — ADR	1,107	04/24/20	USD	9.00	USD	918	(41,512)
Tyson Foods, Inc., Class A	160	05/01/20	USD	61.50	USD	926	(34,400)
BP PLC — ADR	598	05/15/20	USD	21.00	USD	1,459	(275,080)
CF Industries Holdings, Inc.	418	05/15/20	USD	40.00	USD	1,137	(8,360)
CF Industries Holdings, Inc.	225	05/15/20	USD	25.00	USD	612	(91,688)
CF Industries Holdings, Inc.	434	05/15/20	USD	30.00	USD	1,180	(64,015)
ConocoPhillips	122	05/15/20	USD	50.00	USD	376	(2,684)
ConocoPhillips	145	05/15/20	USD	30.00	USD	447	(61,625)
Deere & Co.	80	05/15/20	USD	155.00	USD	1,105	(30,000)
Franco-Nevada Corp.	135	05/15/20	CAD	155.00	CAD	1,898	(48,684)
Newmont Corp.	300	05/15/20	USD	55.00	USD	1,358	(13,800)
Williams Cos., Inc.	653	05/15/20	USD	12.00	USD	924	(201,777)
Williams Cos., Inc.	350	05/15/20	USD	16.00	USD	495	(29,400)

							$(4,500,011)

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Resources & Commodities Strategy Trust (BCX)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
TOTAL SA	Credit Suisse International	57,100	04/01/20	EUR	45.07	EUR	1,951	$0.00
Umicore SA	Morgan Stanley & Co. International PLC	41,550	04/01/20	EUR	47.36	EUR	1,299	0.00
Albemarle Corp.	JPMorgan Chase Bank N.A.	13,600	04/02/20	USD	87.25	USD	767	0.00
Vale SA — ADR	Credit Suisse International	118,500	04/03/20	USD	12.38	USD	982	0.00
Newcrest Mining Ltd.	UBS AG	103,800	04/07/20	AUD	27.80	AUD	2,318	(1,516)
TOTAL SA	Credit Suisse International	23,800	04/07/20	EUR	45.46	EUR	813	(1)
Fresnillo PLC	Credit Suisse International	5,300	04/08/20	GBP	7.30	GBP	35	(814)
Fresnillo PLC	Morgan Stanley & Co. International PLC	132,500	04/08/20	GBP	7.36	GBP	876	(18,096)
Graphic Packaging Holding Co.	Credit Suisse International	46,000	04/08/20	USD	14.35	USD	561	(309)
Lundin Mining Corp.	Credit Suisse International	42,600	04/08/20	CAD	7.44	CAD	225	(139)
Lundin Mining Corp.	Goldman Sachs International	256,000	04/08/20	CAD	7.37	CAD	1,354	(1,057)
Statoil ASA	Morgan Stanley & Co. International PLC	28,400	04/08/20	NOK	163.38	NOK	3,681	(10)
CNOOC Ltd.	Goldman Sachs International	296,000	04/14/20	HKD	11.53	HKD	2,386	(5)
JBS SA	Credit Suisse International	303,000	04/14/20	BRL	27.59	BRL	6,163	(5,709)
Anglo American PLC	UBS AG	51,000	04/15/20	GBP	21.81	GBP	720	(87)
Salmar ASA	Credit Suisse International	33,000	04/15/20	NOK	440.59	NOK	11,351	(134)
Statoil ASA	Credit Suisse International	23,100	04/15/20	NOK	151.77	NOK	2,994	(1,974)
Vale SA — ADR	Credit Suisse International	118,500	04/15/20	USD	12.38	USD	982	(790)
Gazprom PJSC — ADR	Credit Suisse International	175,000	04/16/20	USD	7.04	USD	793	(1,318)
Koninkilijke DSM NV	Barclays Bank PLC	23,200	04/21/20	EUR	109.79	EUR	2,366	(49,124)
TOTAL SA	Credit Suisse International	112,800	04/21/20	EUR	40.86	EUR	3,853	(27,031)
BHP Group PLC	Goldman Sachs International	157,600	04/22/20	GBP	15.08	GBP	1,968	(54,209)
CNOOC Ltd.	JPMorgan Chase Bank N.A.	1,177,000	04/22/20	HKD	7.87	HKD	9,487	(100,519)
Fresnillo PLC	Credit Suisse International	200,000	04/22/20	GBP	7.96	GBP	1,322	(23,999)
Koninkilijke DSM NV	UBS AG	24,500	04/22/20	EUR	104.03	EUR	2,499	(115,133)
Polyus PJSC — GDR	Credit Suisse International	31,400	04/22/20	USD	66.09	USD	2,141	(144,639)
Statoil ASA	Credit Suisse International	46,100	04/22/20	NOK	124.22	NOK	5,975	(46,726)
TOTAL SA	Credit Suisse International	72,000	04/22/20	EUR	32.68	EUR	2,460	(228,746)
Gazprom PJSC — ADR	Credit Suisse International	175,000	04/23/20	USD	7.04	USD	793	(1,792)
Kerry Group PLC, Class A	Morgan Stanley & Co. International PLC	27,700	04/23/20	EUR	122.41	EUR	2,914	(2,459)
Trimble, Inc.	JPMorgan Chase Bank N.A.	34,200	04/24/20	USD	41.43	USD	1,089	(1,939)
Lundin Mining Corp.	Morgan Stanley & Co. International PLC	112,000	04/27/20	CAD	6.43	CAD	592	(9,908)
Vale SA — ADR	Bank of America N.A.	162,800	04/27/20	USD	12.32	USD	1,350	(7,894)
Gazprom PJSC — ADR	UBS AG	127,300	04/28/20	USD	6.16	USD	577	(8,723)
JBS SA	Citibank N.A.	261,000	04/28/20	BRL	24.95	BRL	5,309	(23,495)
Kerry Group PLC, Class A	UBS AG	13,200	04/28/20	EUR	107.87	EUR	1,389	(44,343)
Nestle SA, Registered Shares	Credit Suisse International	55,700	04/28/20	CHF	98.55	CHF	5,488	(122,302)
Statoil ASA	UBS AG	43,300	04/28/20	NOK	115.21	NOK	5,612	(72,297)
TOTAL SA	Credit Suisse International	69,500	04/28/20	EUR	34.12	EUR	2,374	(176,039)
Umicore SA	Credit Suisse International	18,300	04/28/20	EUR	38.42	EUR	572	(8,067)
Anglo American PLC	Barclays Bank PLC	258,600	04/29/20	GBP	19.29	GBP	3,649	(3,494)
Impala Platinum Holdings Ltd.	Credit Suisse International	86,000	04/29/20	ZAR	109.20	ZAR	6,409	(4,855)
Polyus PJSC — GDR	Credit Suisse International	31,500	04/29/20	USD	67.89	USD	2,148	(131,337)
BHP Group PLC	Citibank N.A.	618,500	04/30/20	GBP	11.00	GBP	7,725	(1,534,537)
Graphic Packaging Holding Co.	JPMorgan Chase Bank N.A.	46,000	04/30/20	USD	14.64	USD	561	(5,173)
Lundin Mining Corp.	Credit Suisse International	256,000	05/04/20	CAD	7.35	CAD	1,354	(7,815)

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Resources & Commodities Strategy Trust (BCX)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Anglo American PLC	Goldman Sachs International	53,200	05/05/20	GBP	14.14	GBP	751	$(57,489)
Anglo American PLC	UBS AG	86,700	05/05/20	GBP	13.90	GBP	1,223	(151,049)
CNOOC Ltd.	JPMorgan Chase Bank N.A.	1,837,000	05/05/20	HKD	8.67	HKD	14,806	(76,680)
Newcrest Mining Ltd.	UBS AG	52,000	05/05/20	AUD	23.35	AUD	1,161	(45,601)
Packaging Corp. of America	JPMorgan Chase Bank N.A.	44,400	05/05/20	USD	100.00	USD	3,855	(80,258)
Impala Platinum Holdings Ltd.	Credit Suisse International	86,000	05/06/20	ZAR	109.20	ZAR	6,409	(7,248)
Salmar ASA	Credit Suisse International	33,100	05/06/20	NOK	416.42	NOK	11,385	(7,647)
Statoil ASA	Credit Suisse International	113,900	05/06/20	NOK	107.43	NOK	14,761	(262,967)
BHP Group PLC	Goldman Sachs International	244,000	05/26/20	GBP	13.06	GBP	3,048	(266,704)

								$(3,944,197)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Trust were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Chemicals	$43,091,557	$17,052,323	$—	$60,143,880
Containers & Packaging	28,661,645	—	—	28,661,645
Electronic Equipment, Instruments & Components	5,053,776	—	—	5,053,776
Food Products	37,455,940	19,486,837	—	56,942,777
Machinery	5,507,058	—	—	5,507,058
Metals & Mining	125,026,750	90,079,316	—	215,106,066

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Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Resources & Commodities Strategy Trust (BCX)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued):
Oil, Gas & Consumable Fuels	$99,897,883	$52,820,708	$—	$152,718,591
Paper & Forest Products	—	176,623	—	176,623
Specialty Retail	7,727,786	—	—	7,727,786
Corporate Bonds(a)	3,805,350	8,999,986	—	12,805,336
Short-Term Securities	7,952,841	—	—	7,952,841

Subtotal	$364,180,586	$188,615,793	$—	$552,796,379

Investments Valued at NAV(b)				178,113

Total Investments				$552,974,492

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(4,498,565)	$(3,945,643)	$—	$(8,444,208)

(a)	See above Consolidated Schedule of Investments for values in each industry.
(b)	Certain investments of the Trust were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are options written. Options written are shown at value.

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